Note 20 - Interest Rate Risk and Liquidity Risk (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial instruments by type of interest rate [text block]
(thousands of Canadian dollars)
	Floating	Within	3 months to	1 year to	2 years to	Over	Non-interest
	rate	3 months	1 year	2 years	5 years	5 years	rate sensitive	Total

Assets
Cash	$581,710	$-	$-	$-	$-	$-	$-	$581,710
Effective rate	2.92%

Securities	-	69,778	6,771	-	-	4,374	-	80,923
Effective rate		3.86%	3.77%			5.38%

Credit assets	819,260	86,239	336,196	417,528	2,797,605	593,411	16,139	5,066,378
Effective rate	6.42%	5.86%	5.29%	5.74%	5.85%	6.38%

Other	-	-	-	-	-	-	79,464	79,464
Effective rate

Total Assets	$1,400,970	$156,017	$342,967	$417,528	$2,797,605	$597,785	$95,603	$5,808,475

Liabilities
Deposits	$851,362	$633,824	$1,733,111	$785,369	$787,895	$-	$69,302	$4,860,863
Effective rate	1.39%	3.70%	3.61%	3.88%	4.15%

Subordinated notes*	-	-	-	-	-	103,516	-	103,516
Effective rate						5.38%

Other	295,662	-	-	-	-	-	15,761	311,423
Effective rate	2.06%

Equity	-	-	-	-	-	-	532,673	532,673
Effective rate

Total liabilities and equity	$1,147,024	$633,824	$1,733,111	$785,369	$787,895	$103,516	$617,736	$5,808,475

Derivative instruments	$20,197	$-	$-	$-	$-	$(20,197)	$-	$-

October 31, 2025 gap	$274,143	$(477,807)	$(1,390,144)	$(367,841)	$2,009,710	$474,072	$(522,133)	$-
Cumulative	$274,143	$(203,664)	$(1,593,809)	$(1,961,649)	$48,061	$522,133	$-	$-

October 31, 2024 gap	$56,823	$(56,584)	$(1,395,117)	$(180,491)	$1,605,221	$364,838	$(394,690)	$-
Cumulative	$56,823	$239	$(1,394,878)	$(1,575,369)	$29,852	$394,690	$-	$-